Basis of Preparation (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Disclosure of basis of preparation of financial statements

2. BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS comprises IFRSs, International Accounting Standards (“IAS”), and interpretations issued by the IFRS Interpretations Committee (“IFRICs”) and the former Standing Interpretations Committee (“SIC”).
These consolidated financial statements were approved for issuance by the Board of Directors on March 12, 2020.